Intangible Assets	6 Months Ended
Jun. 30, 2015
Intangible Assets [Abstract]
INTANGIBLE ASSETS
NOTE 5: INTANGIBLE ASSETS
Intangible assets as of June 30, 2015 and December 31, 2014 consisted of the following:

Favorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2013	$44,877	$(9,855)	$35,022
Additions	—	(3,286)	(3,286)
Balance at December 31, 2014	$44,877	$(13,141)	$31,736
Additions	—	(1,643)	(1,643)
Balance at June 30, 2015	$44,877	$(14,784)	$30,093
Amortization expense of favorable lease terms for the three and six month periods ended June 30, 2015 and 2014 is presented in the following table:

	Three Month Period Ended		Six Month Period Ended
	June 30, 2015	June 30, 2014	June 30, 2015	June 30, 2014
Favorable lease terms charter-out	$(822)	$(822)	$(1,643)	$(1,643)
Total	$(822)	$(822)	$(1,643)	$(1,643)

The aggregate amortizations of intangible assets will be as follows:

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Favorable lease terms	$(3,286)	$(3,083)	$(2,811)	$(2,811)	$(2,811)	$(15,291)	$(30,093)
Total	$(3,286)	$(3,083)	$(2,811)	$(2,811)	$(2,811)	$(15,291)	$(30,093)
Intangible assets subject to amortization are amortized using the straight-line method over their estimated useful lives to their estimated residual value of zero. Intangible assets are amortized over the contract periods, which ranged from 6.34 to 15.00 years at inception.